Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Change In Net Carrying Amount Of Goodwill By Segment

	Steel Mills	Steel Products	Raw Materials	All Other	Total

Balance, December 31, 2009	$268,466	$780,628	$665,075	$88,852	$1,803,021
Acquisitions	—	—	14,841	—	14,841
Translation	—	18,432	—	—	18,432

Balance, December 31, 2010	268,466	799,060	679,916	88,852	1,836,294
Acquisitions	—	—	2,986	—	2,986
Translation	—	(8,619)	—	—	(8,619)

Balance, December 31, 2011	$268,466	$790,441	$682,902	$88,852	$1,830,661

Intangible Assets

	December 31, 2011		December 31, 2010
	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Customer relationships	$941,787	$262,841	$944,920	$203,969
Trademarks and trade names	123,192	25,628	123,713	19,351
Other	25,868	17,738	27,869	17,057

	$1,090,847	$306,207	$1,096,502	$240,377